INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

	1 January			31 December
	2024	Additions(*)	Transfer	2024

Cost:
Acquired software and rights	1,206,119	202,389	2,443	1,410,951
Website development costs (**)	4,485,751	1,389,110	—	5,874,861
Goodwill	411	—	—	411
Other (***)	8,901	5,977	(2,443)	12,435

Total	5,701,182	1,597,476	—	7,298,658

Accumulated amortization:
Acquired software and rights	(866,499)	(126,892)	—	(993,391)
Website development costs	(2,158,499)	(1,087,720)	—	(3,246,219)

Total	(3,024,998)	(1,214,612)	—	(4,239,610)

Net book value	2,676,184			3,059,048

(*)Personnel bonus provision related to direct employee costs amounting to TRY111,805 thousand is capitalized as part of the website development costs as of 31 December 2024 (2023: TRY100,894 thousand).

(**)Website development costs include projects under development amounting to TRY328,334 thousand (2023: TRY301,596 thousand) which are not amortized as of 31 December 2024.

(***)Other mainly includes projects in progress which are transferred to acquired software and rights upon completion.

	1 January				31 December
	2023	Additions	Disposals	Transfer	2023

Cost:
Acquired software and rights	1,011,899	185,899	(1,253)	9,574	1,206,119
Website development costs	3,176,020	1,309,731	—	—	4,485,751
Goodwill	411	—	—	—	411
Other	12,636	5,839	—	(9,574)	8,901

Total	4,200,966	1,501,469	(1,253)	—	5,701,182

Accumulated amortization:
Acquired software and rights	(773,108)	(94,422)	1,031	—	(866,499)
Website development costs	(1,415,692)	(742,807)	—	—	(2,158,499)

Total	(2,188,800)	(837,229)	1,031	—	(3,024,998)

Net book value	2,012,166				2,676,184

There is no collateral, pledge or mortgage on intangible assets as of 31 December 2024 (2023: None).